Loans - Summary of Average Net Investment in Impaired Loans and Interest Income Recognized and Received on Impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 2,156	$ 1,250	$ 2,174	$ 2,435	$ 2,303	$ 7,220
Interest Income Recognized	16	13	56	100	161	335
Interest Income Received	32	27	79	125	202	440
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	454	121	457	121	289	1,552
Interest Income Recognized	5	1	14	4	18	34
Interest Income Received	5	2	12	4	16	66
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,021	481	1,030	1,618	1,317	4,841
Interest Income Recognized	5	12	24	96	115	301
Interest Income Received	21	15	47	98	135	339
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	156		157		119	102
Interest Income Received			2		12	2
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	525	648	530	696	578	725
Interest Income Recognized	6		18		28
Interest Income Received	$ 6	$ 10	$ 18	$ 23	$ 39	$ 33